SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	Apr. 18, 2023	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Equity value		$ 24,253	$ 67,728
Subsequent event | NetDragon Websoft Holdings Limited [Member]
SUBSEQUENT EVENTS
Ownership percentage	72.90%
Subsequent event | Merger Agreement
SUBSEQUENT EVENTS
Equity value	$ 50,000
Net cash	15,000
Enterprise value	35,000
Subsequent event | Merger Agreement | eLMTree
SUBSEQUENT EVENTS
Equity value	$ 750,000
Subsequent event | Secondary SPA | Class A ordinary shares
SUBSEQUENT EVENTS
Number of shares issued	8,588,960
Number of shares issued as a percentage of outstanding share capital	30.00%
Aggregate consideration	$ 15,000
Subsequent event | Disposal Agreement | Disposed by sale
SUBSEQUENT EVENTS
Consideration received for disposal	15,000
Subsequent event | Note Purchase Agreement
SUBSEQUENT EVENTS
Principal amount of notes issued	$ 65,000